SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES
Schedule of Depreciation of Property and Equipment

Depreciation is computed using the straight-line method, over the estimated useful lives, at the following annual rates:

years

Computers and peripheral equipment	3
Office furniture and equipment	5 - 17
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

Schedule of Intangible Assets and their Useful Lives

Intangible assets and their useful lives are as follows:

Useful Life (in Years)

Customers relationships & Other	Between 4.5‑13 (mainly 13)
IP & Technology	Between 4‑15 (mainly 15)
Capitalized software development costs	Between 4‑5

Schedule of disaggregation of revenue by major geographic region and timing of revenue recognition

	Year ended December 31, 2018
	Cyber
	Security	IoT	e-Gov	Total
Major geographic areas
Africa	$—	$70	$4,746	$4,816
European countries	723	2,125	266	3,114
South America	—	174	1,105	1,279
United States	935	9,517	—	10,452
Israel	1,366	148	—	1,514
APAC	271	436	—	707
Total revenue	$3,295	$12,470	$6,117	$21,882

Timing of revenue recognition
Products and services transferred over time	$1,084	$11,102	$3,999	$16,185
Products transferred at a point in time	2,211	1,368	2,118	5,697
Total revenue	$3,295	$12,470	$6,117	$21,882